Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Components of Income Tax Expenses	Significant components of the income tax expense consisted of the following for the years ended December 31,
	2023	2022	2021
Current income tax expense	$356,970	$428,915	$138,246
Deferred income tax (benefit) expense	(88,403)	(202,746)	(2,832)
Total	$268,567	$226,169	$135,414

Schedule of Deferred Tax Assets	The tax effects of temporary difference that give rise to the deferred tax assets as of December 31, 2023 and 2022 are $105,845 and $238,228, respectively. Deferred tax assets consist of the following:
	As of December 31, 2023	As of December 31, 2022
Deferred tax assets:
Allowance for credit loss and doubtful accounts	$105,845	$238,228
Net operating loss carryforwards:
PRC	162,087	62,492
HONG KONG	75,729	74,305
	343,661	375,025
Less valuation allowance	(237,816)	(136,797)
Total deferred tax assets	$105,845	$238,228

Schedule of Reconciliation of Effective Income Tax Rate	Reconciliation of effective income tax rate is as follows for the years ended December 31:
	December 31, 2023	December 31, 2022	December 31, 2021
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax rate differential	-57.9%	-131.9%	-13.3%
Valuation allowance deferred tax	-21.0%	-81.5%	-27.2%
Non-deductible items*	11.5%	53.6%	-1.4%
Effective tax rate	42.4%	134.8%	-16.9%
*	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including professional fees in relation to capital market and late penalty fees.

Schedule of Taxes Payable	Taxes payable consisted of the following:
	December 31, 2023	December 31, 2022
VAT taxes payable (credit)	$(209,380)	$626,548
Income taxes payable	2,385,897	1,635,351
Other taxes payable	23,334	112,361
Total	$2,199,851	$2,374,260